UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 2011

Check here if Amendment []; Amendment Number: ______
This Amendment (Check only one.): [] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Perennial Investment Partners Pty Ltd
Address: Level 19 , 56 Pitt Street


Form 13F File Number: 28-12453

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Bill AnastasopoulosTitle: Head of Legal and
CompliancePhone: +612 8274 2748

Signature, Place, and Date of Signing:

Sydney NSW MAY 09, 2011

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT.
(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name

28-01190_ Frank Russell Company




FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 1
Form 13F
Information Table Entry Total:   68
Form 13F
Information Table Value Total: 918,159 (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect
to which this report is filed, other
than the manager filing this report.



No. Form 13F File Number Name

1 28-01190 Frank Russell Company


FORM 13F INFORMATION TABLE


NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE	SHARES / PRN AMT	SHARES/	PUT / CALL
INVESTMENT	OTHER	VOTING
			(x $1000)		PRN		DISCRETN	MANAGERS	SOLE


Adobe Systems Inc	COM	00724F101	 1,808 	54515	SH		SOLE	01	 54,515
Alexandria Real Estat	COM	015271109	 9,130 	117101	SH		SOLE	01	 117,101
America Movil SPONSORED ADR	02364W105	 4,374 	75287	SH		SOLE	01	 75,287
American Campus Commu	COM	024835100	 3,643 	110379	SH		SOLE	01	 110,379
Amphenol Corp		COM	032095101	 4,285 	78775	SH		SOLE	01	 78,775
Apple Inc		COM	037833100	 4,175 	11980	SH		SOLE	01	 11,980
Boeing Co/The		COM	097023105	 1,899 	25680	SH		SOLE	01	 25,680
Boston Properties Inc	COM	101121101	 7,232 	76243	SH		SOLE	01	 76,243
Camden Property Trust	COM	133131102	 23,871 420123	SH		SOLE	01	 420,123
Capital One Financial	COM	14040H105	 1,920 	36948	SH		SOLE	01	 36,948
Carnival Corp		COM	143658300	 1,343 	35000	SH		SOLE	01	 35,000
Caterpillar Inc		COM	149123101	 5,431 	48773	SH		SOLE	01	 48,773
CBL & Associates Pro	COM	124830100	 17,457 1002106	SH		SOLE	01	 1,002,106
Celgene Corp		COM	151020104	 2,192 	38065	SH		SOLE	01	 38,065
Chatham Lodging Trust	COM	16208T102	 10,495 645849	SH		SOLE	01	 645,849
Check Point Software	COM	M22465104	 4,494 	88038	SH		SOLE	01	 88,038
Cia SiderurgicSPONSORED ADR	20440W105	 1,509 	90594	SH		SOLE	01	 90,594
Coach Inc		COM	189754104	 1,775 	34117	SH		SOLE	01	 34,117
Coca-Cola FemsSPONSORED ADR	191241108	 1,879 	24400	SH		SOLE	01	 24,400
Coresite Realty Corp	COM	21870Q105	 7,220 	455835	SH		SOLE	01	 455,835
Digital Realty Trust	COM	253868103	 62,259 1070851	SH		SOLE	01	 1,070,851
DIRECTV			COM	25490A101	 5,211 	111339	SH		SOLE	01	 111,339
Douglas Emmett Inc	COM	25960P109	 35,744 1906322	SH		SOLE	01	 1,906,322
DuPont Fabros Techn	COM	26613Q106	 79,469 3277058	SH		SOLE	01	 3,277,058
Equity Lifestyle Prop	COM	29472R108	 382 	6634	SH		SOLE	01	 6,634
Equity Residential	COM	29476L107	 37,690 668144	SH		SOLE	01	 668,144
Esterline Technolog	COM	297425100	 2,263 	32000	SH		SOLE	01	 32,000
Exxon Mobil Corp	COM	30231G102	 1,578 	18755	SH		SOLE	01	 18,755
Federal Realty Inve	COM	313747206	 885 	10851	SH		SOLE	01	 10,851
Flowserve Corp		COM	34354P105	 1,868 	14500	SH		SOLE	01	 14,500
Forest Oil Corp		COM	346091705	 2,024 	53490	SH		SOLE	01	 53,490
General Electric Co	COM	369604103	 2,334 	116400	SH		SOLE	01	 116,400
General Growth Pro	COM	370023103	 9,544 	616528	SH		SOLE	01	 616,528
Goldcorp Inc		COM	380956409	 1,628 	33675	SH		SOLE	01	 33,675
Grupo Aeropor SPONSORED ADR	40051E202	 301 	5125	SH		SOLE	01	 5,125
HCP Inc			COM	40414L109	 4,528 	119349	SH		SOLE	01	 119,349
Health Care REIT Inc	COM	42217K106	 3,260 	62160	SH		SOLE	01	 62,160
Herbalife Ltd		COM	G4412G101	 4,978 	61190	SH		SOLE	01	 61,190
Hewlett-Packard Co	COM	428236103	 1,721 	42000	SH		SOLE	01	 42,000
Home Inns & HoSPONSORED ADR	43713W107	 2,374 	60000	SH		SOLE	01	 60,000
Home Properties Inc	COM	437306103	 49,548 840504	SH		SOLE	01	 840,504
Hospira Inc		COM	441060100	 1,932 	35000	SH		SOLE	01	 35,000
Host Hotels & Resorts	COM	44107P104	 64,025 3635723	SH		SOLE	01	 3,635,723
Imax Corp		COM	45245E109	 4,128 	133283	SH		SOLE	01	 133,283
Intuit Inc		COM	461202103	 5,248 	98820	SH		SOLE	01	 98,820
Joy Global Inc		COM	481165108	 2,983 	30187	SH		SOLE	01	 30,187
Kansas City Southern	COM	485170302	 2,316 	42528	SH		SOLE	01	 42,528
Kimco Realty Corp	COM	49446R109	 45,629 2487923	SH		SOLE	01	 2,487,923
LaSalle Hotel Prope	COM	517942108	 57,459 2128113	SH		SOLE	01	 2,128,113
LKQ Corp		COM	501889208	 4,545 	188570	SH		SOLE	01	 188,570
Macerich Co/The		COM	554382101	 35 	710	SH		SOLE	01	 710
NII Holdings Inc	COM	62913F201	 1,339 	32135	SH		SOLE	01	 32,135
Philip Morris Inte	COM	718172109	 2,035 	31000	SH		SOLE	01	 31,000
Public Storage		COM	74460D109	 30,038 270836	SH		SOLE	01	 270,836
Regency Centers Corp	COM	758849103	 1,229 	28275	SH		SOLE	01	 28,275
Silver Wheaton Corp	COM	828336107	 2,813 	66783	SH		SOLE	01	 66,783
Simon Property Gro	COM	828806109	 114,711 1070463SH		SOLE	01	 1,070,463
Steven Madden Ltd	COM	556269108	 4,144 	88309	SH		SOLE	01	 88,309
Tanger Factory Outlet	COM	875465106	 11,980 456546	SH		SOLE	01	 456,546
Tata Motors LtSPONSORED ADR	876568502	 1,806 	65000	SH		SOLE	01	 65,000
Taubman Centers Inc	COM	876664103	 38,553 719534	SH		SOLE	01	 719,534
Terex Corp		COM	880779103	 4,747 	128161	SH		SOLE	01	 128,161
Tidewater Inc		COM	886423102	 4,184 	69916	SH		SOLE	01	 69,916
UDR Inc			COM	902653104	 5,141 	210936	SH		SOLE	01	 210,936
U-Store-It Trust	COM	91274F104	 23,775 2259989	SH		SOLE	01	 2,259,989
Vale SA	      SPONSORED ADR	91912E105	 5,406 	162086	SH		SOLE	01	 162,086
Vitamin Shoppe Inc	COM	92849E101	 4,208 	124381	SH		SOLE	01	 124,381
Vornado Realty Trust	COM	929042109	 48,033 548954	SH		SOLE	01	 548,954